Organization, Description of Business and Liquidity and Capital Resources (Details) $ / shares in Units, $ in Thousands							1 Months Ended	12 Months Ended
	Apr. 12, 2024	Oct. 30, 2023 USD ($)	Oct. 26, 2023 $ / shares shares	Jul. 28, 2023 USD ($)	Mar. 15, 2023 shares	Mar. 03, 2023	Apr. 30, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($)
Reverse stock split ratio					0.0667
Number of fractional shares issued in connection with the Reverse Stock Split | shares					0
Accumulated deficit								$ (380,971)	$ (329,369)	$ (395,771)
Number of positions eliminated period percent	81.00%						81.00%
Proceeds from issuance of common shares - Registered Direct Offering		$ 4,400						4,398	0
Offering costs for the issuance of common shares - Registered Direct Offering		$ 500						$ (443)	$ 0
Amended Asset Purchase Agreement | uBriGene
Asset purchase agreements, base consideration				$ 6,000
Asset purchase agreement, contingent consideration less severance obligation				$ 5,000
Number of years after the closing date				2 years
Securities Purchase Agreement
Issuance of common shares (in shares) | shares			18,400
Shares issued, price per share | $ / shares			$ 85
Securities Purchase Agreement | Warrants
Warrants issued | shares			33,364
Discount on price per share in warrant exercise | $ / shares			$ 0.05
Private Placement | Warrants
Warrants issued | shares			3,104
Warrants expiration term			5 years 6 months
Offering price per share | $ / shares			$ 0.125
Maximum
Reverse stock split ratio						0.05
Minimum
Reverse stock split ratio						0.2
Minimum | Amended Asset Purchase Agreement | uBriGene
Issuance of equity securities				$ 10,000